[INVESTORS BANK & TRUST
200 Clarendon Street
Boston, MA 02116]

August 10, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Harding, Loevner Funds, Inc. (the "Fund")
File No. 333-09341, 811-7739

Ladies and Gentlemen:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 16 (the "Amendment") to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 5, 2005. Please call the undersigned at (617) 937-7763 with any questions you may have regarding this filing.

Very truly yours,

/s/ Rainer L.C. Frost, Esq.

Rainer L.C. Frost, Esq.
Director and Counsel
Investors Bank & Trust
200 Clarendon Street, LEG013
Boston, MA 02116